Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates accounted for under the equity method, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2022

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥954,827	¥954,827	¥954,827	¥0	¥0
Restricted cash	136,985	136,985	136,985	0	0
Installment loans (net of allowance for credit losses)	3,814,773	3,806,552	0	261,031	3,545,521
Equity securities*1	385,271	385,271	112,200	160,099	112,972
Trading debt securities	2,503	2,503	0	2,503	0
Available-for-sale debt securities	2,174,891	2,174,891	1,095	2,032,736	141,060
Held-to-maturity debt securities	114,312	135,441	0	112,678	22,763
Other Assets:
Time deposits	4,197	4,197	0	4,197	0
Derivative assets*2	31,033	31,033	0	0	0
Reinsurance recoverables (Investment contracts)	6,216	6,049	0	0	6,049
Liabilities:
Short-term debt	¥439,639	¥439,639	¥0	¥439,639	¥0
Deposits	2,106,900	2,108,169	0	2,108,169	0
Policy liabilities and Policy account balances (Investment contracts)	178,170	178,159	0	0	178,159
Long-term debt	4,427,046	4,426,629	0	1,456,822	2,969,807
Other Liabilities:
Derivative liabilities*2	85,372	85,372	0	0	0

*1	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2023

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,231,860	¥1,231,860	¥1,231,860	¥0	¥0
Restricted cash	135,048	135,048	135,048	0	0
Installment loans (net of allowance for credit losses)	3,829,431	3,807,987	0	128,249	3,679,738
Equity securities*1	379,236	379,236	105,646	133,027	140,563
Trading debt securities	2,179	2,179	0	2,179	0
Available-for-sale debt securities	2,234,608	2,234,608	4,334	1,986,672	243,602
Held-to-maturity debt securities	114,759	129,678	0	108,326	21,352
Certain investment in affiliates	2,511	2,511	0	0	2,511
Other Assets:
Time deposits	4,374	4,374	0	4,374	0
Derivative assets*2	50,346	50,346	0	0	0
Reinsurance recoverables (Investment contracts)	5,301	5,009	0	0	5,009
Liabilities:
Short-term debt	¥508,796	¥508,796	¥0	¥508,796	¥0
Deposits	2,086,340	2,087,035	0	2,087,035	0
Policy liabilities and Policy account balances (Investment contracts)	143,407	143,842	0	0	143,842
Long-term debt	5,209,723	5,164,112	0	1,667,119	3,496,993
Other Liabilities:
Derivative liabilities*2	49,314	49,314	0	0	0

*1	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”